Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We have developed and maintained a cybersecurity risk management program, consisting of cybersecurity policies, procedures, compliance and awareness programs to mitigate risk and to ensure compliance with security, availability and confidentiality. The cybersecurity process has been integrated
into our overall risk management system and process, and is solely internally managed. P ursuant to our cybersecurity policy, the Board is responsible for the oversight of risks from cybersecurity threats, including full authority in monitoring, resolving, disclosing and otherwise handling matters related to or arising out any cybersecurity incidents. The Board has also delegated authorities to certain Board committee and management. Our Audit Committee is responsible for identifying risks that threaten achievement of the control activities and reporting such risks and any material cybersecurity incidents to the Board on a quarterly basis.
We also established a dedicated management team comprising cybersecurity officers from each department. This management team is responsible for developing cybersecurity management strategies and harmonizing and publishing cybersecurity management rules and specifications; regularly studying relevant legal and regulatory compliance matters, and identifying any compliance risks that we face; developing the operating procedures for cybersecurity management and providing clarifications on such procedures, including the emergency plans, in relation to cybersecurity incidents; developing data classification standards, assisting business departments in effective data asset identification and classification management, and implementing the cybersecurity matters in the business operation context; and developing and organizing cybersecurity education and training sessions, and reporting major cybersecurity matters to the Audit Committee. The risk assessment for our cybersecurity occurs as business needs change, and covers identification of risks that could act against our objectives as well as specific risks related to a compromise to the security of data.
The oversight of cybersecurity threats is undertaken by our head of IT department. The level of each identified risk is evaluated based on its potential impact, prioritizing high-scoring risks for immediate action and mitigation. A thorough analysis is conducted to assess if the risk aligns with our risk acceptance criteria, determining whether it should be accepted or mitigated. Mitigation plans are developed, specifying the responsible individual or department, and may take into account budgetary considerations.
As of the date of this annual report, we are not aware of any material risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have developed and maintained a cybersecurity risk management program, consisting of cybersecurity policies, procedures, compliance and awareness programs to mitigate risk and to ensure compliance with security, availability and confidentiality. The cybersecurity process has been integrated
into our overall risk management system and process, and is solely internally managed
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this annual report, we are not aware of any material risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	P
ursuant to our cybersecurity policy, the Board is responsible for the oversight of risks from cybersecurity threats, including full authority in monitoring, resolving, disclosing and otherwise handling matters related to or arising out any cybersecurity incidents. The Board has also delegated authorities to certain Board committee and management. Our Audit Committee is responsible for identifying risks that threaten achievement of the control activities and reporting such risks and any material cybersecurity incidents to the Board on a quarterly basis.

Cybersecurity Risk Role of Management [Text Block]	We also established a dedicated management team comprising cybersecurity officers from each department. This management team is responsible for developing cybersecurity management strategies and harmonizing and publishing cybersecurity management rules and specifications; regularly studying relevant legal and regulatory compliance matters, and identifying any compliance risks that we face; developing the operating procedures for cybersecurity management and providing clarifications on such procedures, including the emergency plans, in relation to cybersecurity incidents; developing data classification standards, assisting business departments in effective data asset identification and classification management, and implementing the cybersecurity matters in the business operation context; and developing and organizing cybersecurity education and training sessions, and reporting major cybersecurity matters to the Audit Committee.